California Tax-Free Income Fund
CALIFORNIA TAX-FREE INCOME FUND
Ticker Symbol: CFNTX

Investment Objective
The Fund’s investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	California Tax-Free Income Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	California Tax-Free Income Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.72%

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
California Tax-Free Income Fund Direct Shares	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.00% of the average value of its portfolio.

Principal Investment Strategies

The Manager invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization currently Standard & Poor’s, Moody’s and Fitch. In some cases, securities are not rated by independent agencies. The Manager will generally purchase an unrated security only if it believes the security is of similar quality to an investment-grade issue. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule the percentage is much higher. The Fund’s duration typically ranges from four to twelve years. Although the Fund is not prevented from doing so, the Manager seeks to invest primarily in non-AMT bonds (bonds that pay interest not subject to federal alternative minimum tax (“AMT”)). The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund ’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives. Therefore, a change in the rating of a security will not necessarily result in the sale of that security.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

Interest rate risk, which is the chance that bond prices over all will decline over short and long-term periods due to rising interest rates. The longer the maturity of a bond, the greater the interest rate risk.

State-Specific risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Call risk, which is the chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund’s return. The Manager attempts to minimize this risk by investing in investment grade bonds.

Bankruptcy risk is the risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter 6.97% (Q3, 2009) Worst Quarter: -4.24% (Q4, 2010) Year to date performance as of 9/30/11: 7.46% Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns California Tax-Free Income Fund		1 Year	5 Years	10 Years
Direct Shares		1.78%	2.94%	3.39%
Direct Shares - Return After Taxes on Distributions		1.72%	2.87%	3.23%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		2.67%	3.12%	3.46%
Barclays Municipal Bond Index	[1]	2.37%	4.09%	4.84%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

California Insured Intermediate Fund
CALIFORNIA INSURED INTERMEDIATE FUND
Ticker Symbol: CATFX

Investment Objective
The Fund’s investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	California Insured Intermediate Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		California Insured Intermediate Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.43%
Total annual operating expenses		0.93%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.68% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
California Insured Intermediate Fund Direct Shares	69	271	490	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.00% of the average value of its portfolio.

Principal Investment Strategies

The Manager invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization currently Standard & Poor’s, Moody’s, Fitch and are insured by an independent insurance company. Some securities are not rated by independent agencies but are considered investment grade because of the insurance on the bond. The insurance guarantees the timely principal and interest payments of the bond, but does not insure the Fund. The interest on the municipal bonds is generally not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule the percentage is much higher. The Fund’s duration ranges from two to seven years. Although the Fund is not prevented from doing so, the Manager seeks to invest primarily in non-AMT bonds (bonds that pay interest not subject to federal alternative minimum tax (“AMT”)). The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund ’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives. Therefore, a change in the rating of a security will not necessarily result in the sale of that security.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Interest rate risk is usually moderate for intermediate-term bonds.The longer the maturity of a bond, the greater the interest rate risk.

State-Specific risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Call risk, which is the chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund’s return. This risk is moderated by the bond insurance which guarantees timely payment of principal and interest. It is important to note that the insurance protects the Fund’s holdings, not the Fund itself.

Bankruptcy risk is the risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 5.43% (Q3, 2002) Worst Quarter: -2.24% (Q2, 2004) Year to date performance as of 9/30/11: 1.94% Date of inception: 10/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns California Insured Intermediate Fund		1 Year	5 Years	10 Years
Direct Shares		0.98%	3.09%	3.47%
Direct Shares - Return After Taxes on Distributions		0.94%	3.08%	3.36%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		1.68%	3.09%	3.40%
Barclays 5 year Municipal Bond Index	[1]	3.39%	5.00%	4.81%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

California Tax-Free Money Market Fund
CALIFORNIA TAX-FREE MONEY MARKET FUND
Ticker Symbol: CAXXX

Investment Objective
The Fund’s investment objective is to seek high current tax-free income for California residents while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	California Tax-Free Money Market Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		California Tax-Free Money Market Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.24%
Total annual operating expenses		0.74%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.53%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.53% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
California Tax-Free Money Market Fund Direct Shares	54	215	391	899

Principal Investment Strategies

The Manager invests in high-quality municipal securities whose interest is not subject to federal and California personal income taxes and have a maturity of less than 397 days, such that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, which is currently 60 days. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule the percentage is much higher. Although the Fund is not prevented from doing so, the Manager seeks to invest primarily in non-AMT bonds (bonds that pay interest not subject to federal alternative minimum tax (“AMT”)). The Fund will comply with Rule 2a-7 of the Investment Company Act of 1940 ("Rule 2a-7") in implementing its investment strategies.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

State-Specific risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Interest rate risk, which is the chance that interest rates will decline and the Fund will produce less income. There is a chance that dramatic interest rate movements could lower the share price to a value less than one dollar.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund’s return.

Bankruptcy risk is the risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible for you to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 0.77% (Q2 , 2007) Worst Quarter: 0.00% (Q4, 2010) Year to date performance as of 9/30/11: 0.00% Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns	1 Year	5 Years	10 Years
California Tax-Free Money Market Fund Direct Shares	none	1.55%	1.39%

S&P 500 Index Fund
S&P 500 INDEX FUND
Ticker Symbol: SPFIX

Investment Objective
The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P 500 Index Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P 500 Index Fund Direct Shares
Management fees		0.25%
Distribution (12b-1) fees		none
Other expenses		0.26%
Total annual operating expenses		0.51%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.36%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.36% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Annual account fee: $10.00
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund Direct Shares	47	178	320	723

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P 500 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 86.9% of the total market Index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the Index range from $1,205 million to $366 billion in market capitalization. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The median market capitalization of the stocks in the S&P 500 Index is approximately $10.7 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the large cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in large companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as mid cap stocks, small cap stocks, bonds and money market instruments outperform large cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P 500 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 15.73% (Q2, 2009) Worst Quarter: -21.58% (Q4, 2008) Year to date performance as of 9/30/11: -8.46% Date of inception: 4/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P 500 Index Fund		1 Year	5 Years	10 Years
Direct Shares		14.61%	2.17%	1.35%
Direct Shares - Return After Taxes on Distributions		13.92%	1.53%	0.75%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		9.46%	1.47%	0.77%
S&P 500 Composite Stock Price Index	[1]	15.09%	2.29%	1.42%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

S&P MidCap Index Fund
S&P MIDCAP INDEX FUND
Ticker Symbol: SPMIX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P MidCap Index Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P MidCap Index Fund Direct Shares
Management fees		0.40%
Distribution (12b-1) fees		none
Other expenses		0.23%
Total annual operating expenses		0.63%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.58% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Annual account fee: $10.00
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P MidCap Index Fund Direct Shares	69	226	395	878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P MidCap Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The MidCap Index is a well-known stock market index that includes common stocks of companies representing approximately 7.9% of the total market index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the MidCap Index range from $538 million to $9.1 billion in market capitalization. The median market capitalization of the stocks in the MidCap Index is approximately $2.4 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the mid cap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in medium-sized companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, small cap stocks, bonds and money market instruments out-perform mid cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P MidCap Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these medium sized companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 19.39% (Q2 , 2009) Worst Quarter: -25.56% (Q4, 2008) Year to date performance as of 9/30/11: -12.92% Date of inception: 4/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P MidCap Index Fund		1 Year	5 Years	10 Years
Direct Shares		25.65%	5.03%	6.75%
Direct Shares - Return After Taxes on Distributions		25.31%	4.05%	5.98%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		16.65%	4.02%	5.64%
S&P MidCap 400 Index	[1]	26.65%	5.73%	7.15%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND
Ticker Symbol: SMCIX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P SmallCap Index Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P SmallCap Index Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.39%
Total annual operating expenses		0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.74% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P SmallCap Index Fund Direct Shares	76	269	478	1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P SmallCap 600 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The SmallCap Index is a well-known stock market index that includes common stocks of companies representing approximately 5.2% of the total market index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the SmallCap Index range from $51 million to $3.1 billion in market capitalization. The median market capitalization of the stocks in the SmallCap Index is approximately $642 million.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the small cap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in small-sized companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, mid cap stocks, bonds and money market instruments outperform small cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P SmallCap 600 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these small sized companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 20.01% (Q4, 2001) Worst Quarter: -25.47% (Q4, 2008) Year to date performance as of 9/30/11: -13.79% Date of inception: 10/2/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P SmallCap Index Fund		1 Year	5 Years	10 Years
Direct Shares		26.47%	4.05%	6.93%
Direct Shares - Return After Taxes on Distributions		26.24%	2.69%	5.98%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		17.20%	3.08%	5.80%
S&P SmallCap 600 Index	[1]	26.32%	4.64%	7.66%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Shelton Core Value Fund
SHELTON CORE VALUE FUND
(formerly known as the Equity Income Fund) Ticker Symbol: EQTIX

Investment Objective
The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Shelton Core Value Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Core Value Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.37%
Total annual operating expenses	0.87%

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shelton Core Value Fund Direct Shares	89	278	482	1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objectives the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.

The Fund’s manager seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund’s manager generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in US Treasury bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Manager wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risks: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

Economic and Political Events Risks: Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks: The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation. At times the Fund may hold a concentrated position in the banking and financial sector, therefore the Funds’ performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks and Value Investing Risks: The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as growth stocks, small cap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk: The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 18.63% (Q2, 2009) Worst Quarter: -20.02% (Q4, 2008) Year to date performance as of 9/30/11: -8.87% Date of inception: 9/4/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Shelton Core Value Fund		1 Year	5 Years	10 Years
Direct Shares		18.82%	4.01%	4.51%
Direct Shares - Return After Taxes on Distributions		18.27%	3.24%	3.79%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		12.20%	3.05%	3.52%
S&P/Citigroup Value Index	[1]	15.16%	0.91%	1.67%
S&P 500 Composite Stock Price Index	[1]	15.09%	2.29%	1.42%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND
Ticker Symbol: NASDX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Nasdaq-100 Index Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Nasdaq-100 Index Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.40%
Total annual operating expenses		0.90%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.49%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.49% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Nasdaq-100 Index Fund Direct Shares	50	246	458	1,070

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund is managed passively in that the Manager is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. The Manager’s goal is to maintain a return correlation of at least 0.95 to the Nasdaq100 Index® (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index.

The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Stock Index range from $3. 2 billion to $ 349 billion in market capitalization as of November 22, 2011 . The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition.

The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

Principal Risks

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund’s value drops during the period in which you hold the Fund, you could lose money.

The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, the Manager will not take steps to minimize the exposure of the Fund.

Many factors will affect the performance of the stock markets. Two major factors that may have both a positive and negative effect on the stock markets are economic and political events. These effects may be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which the Nasdaq-100 Index underperform alternative investments such as bond, money market and alternative stock sectors, the Manager expects the Fund to underperform other mutual funds that invest in these alternative categories.

The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies within the index could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative fund performance.

To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company’s expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 35.02% (Q4, 2001) Worst Quarter: -36.55% (Q3, 2001) Year to date performance as of 9/30/11: -3.33% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Nasdaq-100 Index Fund		1 Year	5 Years	10 Years
Direct Shares		19.63%	6.44%	(0.60%)
Direct Shares - Return After Taxes on Distributions		19.46%	6.38%	(0.66%)
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		12.74%	5.53%	(0.55%)
Nasdaq-100 Index	[1]	20.16%	6.79%	(0.14%)
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

European Growth & Income Fund
EUROPEAN GROWTH & INCOME FUND
Ticker Symbol: EUGIX

Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	European Growth & Income Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		European Growth & Income Fund Direct Shares
Management fees		0.85%
Distribution (12b-1) fees		none
Other expenses		0.50%
Total annual operating expenses		1.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.00% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
European Growth & Income Fund Direct Shares	102	393	706	1,593

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs stocks of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager’s opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal market conditions, it is the Fund’s policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. The Manager may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund’s value drops during the period in which you hold the Fund, you could lose money.

Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country’s economy will be hurt by political troubles, financial problems, or natural disasters.

There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 23.71% (Q2, 2009) Worst Quarter: -21.35% (Q3, 2002) Year to date performance as of 9/30/11: -16.88% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns European Growth & Income Fund		1 Year	5 Years	10 Years
Direct Shares		(2.12%)	1.66%	1.38%
Direct Shares - Return After Taxes on Distributions		(2.94%)	0.74%	0.63%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		(1.44%)	0.89%	0.72%
Dow Jones European STOXX 50 Index	[1]	(3.57%)	0.68%	0.75%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND
Ticker Symbol: CAUSX

Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	U.S. Government Securities Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Government Securities Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.36%
Total annual operating expenses		0.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.74% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Securities Fund Direct Shares	76	262	465	1,050

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, the Fund’s manager generally seeks to target the Fund’s dollar weighted average portfolio duration in a range between three to twelve years. During periods where alternative investments such as stocks and money market instruments out perform bonds, the Fund’s manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative strategies.

The Fund’s manager seeks to purchase securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities will provide the best balance between risk and return within the Fund’s range of allowable investments. Generally, the manager selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. The Fund’s manager generally will consider selling such securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objective.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 5.45% (Q2, 2010) Worst Quarter: -5.07% (Q2, 2009) Year to date performance as of 9/30/11: 6.31% Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns U.S. Government Securities Fund		1 Year	5 Years	10 Years
Direct Shares		6.08%	3.82%	3.96%
Direct Shares - Return After Taxes on Distributions		5.13%	2.53%	2.45%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		3.94%	2.50%	2.49%
Barclays GNMA Index	[1]	6.68%	6.26%	5.85%
Barclays Treasury Index	[1]	5.87%	5.47%	5.38%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Short-Term U.S Government Bond Fund
SHORT-TERM U.S. GOVERNMENT BOND FUND
Ticker Symbol: STUSX

Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Short-Term U.S Government Bond Fund Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Short-Term U.S Government Bond Fund Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.42%
Total annual operating expenses		0.92%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.59% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term U.S Government Bond Fund Direct Shares	60	260	477	1,101

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. The Manager will invest at least 80% of the Fund’s assets in securities issued by the U.S. government and its agencies or instrumentalities. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Principal Risks

This Fund tends to be conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that the Manager’s security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 2.80% (Q1, 2008) Worst Quarter: -0.96% (Q2, 2008) Year to date performance as of 9/30/11: 0.22% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Short-Term U.S Government Bond Fund		1 Year	5 Years	10 Years
Direct Shares		2.14%	3.63%	2.98%
Direct Shares - Return After Taxes on Distributions		1.79%	2.68%	1.99%
Direct Shares - Return After Taxes on Distributions and Sale of Fund Shares		1.49%	2.55%	1.96%
Barclays 1-3 yr. Treasury Index	[1]	2.39%	4.19%	3.94%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

The United States Treasury Trust
THE UNITED STATES TREASURY TRUST
Ticker Symbol: UTSXX

Investment Objective
The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	The United States Treasury Trust Direct Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The United States Treasury Trust Direct Shares
Management fees		0.50%
Distribution (12b-1) fees		none
Other expenses		0.28%
Total annual operating expenses		0.78%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.53%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.53% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The United States Treasury Trust Direct Shares	54	224	409	943

Principal Investment Strategies

The Fund primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The Fund generally buys only securities that have a maturity of less than 397 days, such that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, which is currently 60 days. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government, but as a general rule the percentage is much higher. The Fund will comply with Rule 2a-7 of the Investment Company Act of 1940 ("Rule 2a-7") in implementing its investment strategies.

Principal Risks

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not a FDIC-insured money market account. The risks include:

Interest rate risk, which is the chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund’s share price to something other than the $1.00 target.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that the Manager believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

Best Quarter: 1.28% (Q1, 2001) Worst Quarter: 0.00% (Q4, 2010) Year to date performance as of 9/30/11: 0.00% Date of inception: 4/26/89

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust Direct Shares	none	1.90%	1.84%

Seven-day yield as of 12/31/10: 0.00% To obtain a current 7-day yield for the Fund call toll-free 1-800-955-9988 ..
S&P 500 Index Fund
S&P 500 INDEX FUND
Ticker Symbol: SPXKX

Investment Objective
The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P 500 Index Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P 500 Index Fund K Shares
Management fees		0.25%
Distribution (12b-1) fees		0.25%
Other expenses		0.51%
Total annual operating expenses		1.01%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.86% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Annual account fee: $10.00
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund K Shares	98	336	592	1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P 500 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 86.9% of the total market Index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the Index range from $1,205 million to $366 billion in market capitalization. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The median market capitalization of the stocks in the S&P 500 Index is approximately $10.7 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the large cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in large companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as mid cap stocks, small cap stocks, bonds and money market instruments outperform large cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P 500 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 15.52% (Q2, 2009) Worst Quarter: -21.68% (Q4, 2008) Year to date performance as of 9/30/11: -8.84% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P 500 Index Fund		1 Year	5 Years	Since Inception
K Shares		14.03%	1.69%	3.96%
K Shares - Return After Taxes on Distributions		13.50%	1.21%	3.54%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		9.09%	1.15%	3.15%
S&P 500 Composite Stock Price Index	[1]	15.09%	2.29%	4.61%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

S&P MidCap Index Fund
S&P MIDCAP INDEX FUND
Ticker Symbol: MIDKX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P MidCap Index Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P MidCap Index Fund K Shares
Management fees		0.40%
Distribution (12b-1) fees		0.25%
Other expenses		0.48%
Total annual operating expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.08%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.08% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Annual account fee: $10.00
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P MidCap Index Fund K Shares	120	384	666	1,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P MidCap Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The MidCap Index is a well-known stock market index that includes common stocks of companies representing approximately 7.9% of the total market index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the MidCap Index range from $538 million to $9.1 billion in market capitalization. The median market capitalization of the stocks in the MidCap Index is approximately $2.4 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the mid cap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in medium-sized companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, small cap stocks, bonds and money market instruments out-perform mid cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P MidCap Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these medium sized companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 19.24% (Q3, 2009) Worst Quarter: -25.63% (Q4, 2008) Year to date performance as of 9/30/11: -13.24% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P MidCap Index Fund		1 Year	5 Years	Since Inception
K Shares		24.97%	4.53%	7.70%
K Shares - Return After Taxes on Distributions		24.79%	3.70%	6.93%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		16.21%	3.68%	6.54%
S&P MidCap 400 Index	[1]	26.65%	5.73%	8.83%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND
Ticker Symbol: SMLKX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	S&P SmallCap Index Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		S&P SmallCap Index Fund K Shares
Management fees		0.50%
Distribution (12b-1) fees		0.25%
Other expenses		0.64%
Total annual operating expenses		1.39%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.24% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
S&P SmallCap Index Fund K Shares	126	425	746	1,656

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.00% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P SmallCap 600 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The SmallCap Index is a well-known stock market index that includes common stocks of companies representing approximately 5.2% of the total market index as measured by the S&P Composite 1500. As of November 22, 2011, companies included in the SmallCap Index range from $51 million to $3.1 billion in market capitalization. The median market capitalization of the stocks in the SmallCap Index is approximately $642 million.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Principal Risks

The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the small cap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

The Fund invests in small-sized companies from many sectors. In doing so, the Fund may be less sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, mid cap stocks, bonds and money market instruments outperform small cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P SmallCap 600 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these small sized companies could result in negative performance of the index and the Fund.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 19.43% (Q2, 2009) Worst Quarter: -25.55% (Q4, 2008) Year to date performance as of 9/30/11: -14.08% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns S&P SmallCap Index Fund		1 Year	5 Years	Since Inception
K Shares		25.82%	3.54%	7.03%
K Shares - Return After Taxes on Distributions		25.71%	2.31%	5.78%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		16.78%	2.73%	5.72%
S&P SmallCap 600 Index	[1]	26.32%	4.64%	8.13%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Shelton Core Value Fund
SHELTON CORE VALUE FUND (formerly known as Equity Income Fund)
Ticker Symbol: EQTKX

Investment Objective
The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Shelton Core Value Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Core Value Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.62%
Total annual operating expenses	1.37%

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shelton Core Value Fund K Shares	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objectives the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.

The Fund’s manager seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund’s manager generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in US Treasury bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Manager wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risks: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

Economic and Political Events Risks: Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks: The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation. At times the Fund may hold a concentrated position in the banking and financial sector, therefore the Funds’ performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks and Value Investing Risks: The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as growth stocks, small cap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk: The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 18.52% (Q2, 2009) Worst Quarter: -20.09% (Q4, 2008) Year to date performance as of 9/30/11: -9.15% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Shelton Core Value Fund		1 Year	5 Years	Since Inception
K Shares		18.25%	3.41%	5.86%
K Shares - Return After Taxes on Distributions		17.85%	2.78%	5.26%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		11.84%	2.62%	4.81%
S&P/Citigroup Value Index	[1]	15.16%	0.91%	4.54%
S&P 500 Composite Stock Price Index	[1]	15.09%	2.29%	4.61%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND
Ticker Symbol: NDXKX

Investment Objective
The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Nasdaq-100 Index Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Nasdaq-100 Index Fund K Shares
Management fees		0.50%
Distribution (12b-1) fees		0.25%
Other expenses		0.65%
Total annual operating expenses		1.40%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.99% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Nasdaq-100 Index Fund K Shares	101	403	727	1,644

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund is managed passively in that the Manager is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. The Manager’s goal is to maintain a return correlation of at least 0.95 to the Nasdaq100 Index® (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index.

The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Stock Index range from $3. 2 billion to $ 349 billion in market capitalization as of November 22, 2011 . The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition.

The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

Principal Risks

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund’s value drops during the period in which you hold the Fund, you could lose money.

The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, the Manager will not take steps to minimize the exposure of the Fund.

Many factors will affect the performance of the stock markets. Two major factors that may have both a positive and negative effect on the stock markets are economic and political events. These effects may be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which the Nasdaq-100 Index underperform alternative investments such as bond, money market and alternative stock sectors, the Manager expects the Fund to underperform other mutual funds that invest in these alternative categories.

The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies within the index could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative fund performance.

To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company’s expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 19.22% (Q2, 2009) Worst Quarter: -23.72% (Q4, 2008) Year to date performance as of 9/30/11: -3.66% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Nasdaq-100 Index Fund		1 Year	5 Years	Since Inception
K Shares		18.99%	5.90%	5.95%
K Shares - Return After Taxes on Distributions		18.96%	5.89%	5.93%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		12.34%	5.09%	5.17%
Nasdaq-100 Index	[1]	20.16%	6.79%	6.86%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

European Growth & Income Fund
EUROPEAN GROWTH & INCOME FUND
Ticker Symbol: EUGKX

Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	European Growth & Income Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		European Growth & Income Fund K Shares
Management fees		0.85%
Distribution (12b-1) fees		0.25%
Other expenses		0.75%
Total annual operating expenses		1.85%
Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.50% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
European Growth & Income Fund K Shares	153	548	968	2,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs stocks of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager’s opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal market conditions, it is the Fund’s policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. The Manager may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund’s value drops during the period in which you hold the Fund, you could lose money.

Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country’s economy will be hurt by political troubles, financial problems, or natural disasters.

There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 23.55% (Q2, 2009) Worst Quarter: -18.04% (Q4, 2008) Year to date performance as of 9/30/11: -17.27% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns European Growth & Income Fund		1 Year	5 Years	Since Inception
K Shares		(2.59%)	1.21%	5.25%
K Shares - Return After Taxes on Distributions		(3.28%)	0.44%	4.57%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		(1.73%)	0.59%	4.15%
Dow Jones European STOXX 50 Index	[1]	(3.57%)	0.68%	5.47%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND
Ticker Symbol: CAUKX

Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	U.S. Government Securities Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Government Securities Fund K Shares
Management fees		0.50%
Distribution (12b-1) fees		0.25%
Other expenses		0.62%
Total annual operating expenses		1.37%
Fee Waiver and/or Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.24% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Securities Fund K Shares	126	421	738	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, the Fund’s manager generally seeks to target the Fund’s dollar weighted average portfolio duration in a range between three to twelve years. During periods where alternative investments such as stocks and money market instruments out perform bonds, the Fund’s manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative strategies.

The Fund’s manager seeks to purchase securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities will provide the best balance between risk and return within the Fund’s range of allowable investments. Generally, the manager selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. The Fund’s manager generally will consider selling such securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objective.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 5.44% (Q2, 2010) Worst Quarter: -5.17% (Q2, 2009) Year to date performance as of 9/30/11: 5.76% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns U.S. Government Securities Fund		1 Year	5 Years	Since Inception
K Shares		5.64%	3.32%	3.11%
K Shares - Return After Taxes on Distributions		4.87%	2.33%	2.09%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		3.73%	2.29%	2.09%
Barclays GNMA Index	[1]	6.68%	6.26%	5.54%
Barclays Treasury Index	[1]	5.87%	5.47%	4.59%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

Short-Term U.S Government Bond Fund
SHORT-TERM U.S. GOVERNMENT BOND FUND
Ticker Symbol: STUKX

Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	Short-Term U.S Government Bond Fund K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Short-Term U.S Government Bond Fund K Shares
Management fees		0.50%
Distribution (12b-1) fees		0.25%
Other expenses		0.67%
Total annual operating expenses		1.42%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.09% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term U.S Government Bond Fund K Shares	111	417	745	1,674

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. The Manager will invest at least 80% of the Fund’s assets in securities issued by the U.S. government and its agencies or instrumentalities. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Principal Risks

This Fund tends to be conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that the Manager’s security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 2.65% (Q1, 2008) Worst Quarter: -1.09% (Q2, 2008) Year to date performance as of 9/30/11: -0.06% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns Short-Term U.S Government Bond Fund		1 Year	5 Years	Since Inception
K Shares		1.55%	3.11%	2.25%
K Shares - Return After Taxes on Distributions		1.31%	2.35%	1.59%
K Shares - Return After Taxes on Distributions and Sale of Fund Shares		1.11%	2.22%	1.54%
Barclays 1-3 yr. Treasury Index	[1]	2.39%	4.19%	3.27%
[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

The United States Treasury Trust
THE UNITED STATES TREASURY TRUST
Ticker Symbol: UTKXX

Investment Objective
The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees (USD $)	The United States Treasury Trust K Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The United States Treasury Trust K Shares
Management fees		0.50%
Distribution (12b-1) fees	[1]	none
Other expenses		0.28%
Total annual operating expenses		0.78%
[1]	The Fund's investment manager, Shelton Capital Management, has voluntarily waived the 12b-1 and shareholder servicing fees for the Fund and the Adviser may reinstate the fee at any time it deems appropriate. Additionally, Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.03% until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The United States Treasury Trust K Shares	80	249	433	966

Principal Investment Strategies

The Fund primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The Fund generally buys only securities that have a maturity of less than 397 days, such that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, which is currently 60 days. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government, but as a general rule the percentage is much higher. The Fund will comply with Rule 2a-7 of the Investment Company Act of 1940 ("Rule 2a-7") in implementing its investment strategies.

Principal Risks

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not a FDIC-insured money market account. The risks include:

Interest rate risk, which is the chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund’s share price to something other than the $1.00 target.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that the Manager believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988 .

'03: Not annualized Best Quarter: 1.02% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2010) Year to date performance as of 9/30/11: 0.00% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Return (for the period ended 12/31/10)
Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust K Shares	none	1.62%	1.44%

Seven-day yield as of 12/31/10: 0.00% To obtain a current 7-day yield for the Fund call toll-free 1-800-955-9988 ..
Shelton Core Value Fund
SHELTON CORE VALUE FUND (formerly known as the Equity Income Fund)	Class A Ticker Symbol: EQTAX
Class B Ticker Symbol: EQTBX

Investment Objective
The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Shelton Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of this Prospectus on page 9 and in the “Investment Management and Other Services” section on page 20 of the Fund’s statement of additional information.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees Shelton Core Value Fund (USD $)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	5.00%
Wire Redemption Fees on Redemptions less than $10,000	(20.00)	(20.00)
Maximum Account Fee (applies to accounts with balances of less than $10,000)	10.00	10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Shelton Core Value Fund	Class A	Class B
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	0.50%
Other expenses	0.37%	0.62%
Total annual operating expenses	1.12%	1.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Shelton Core Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	815	1,064	1,774
Class B	665	811	981	1,922

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Shelton Core Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	815	1,064	1,774
Class B	165	511	881	1,922

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objectives the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.

The Fund’s manager seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund’s manager generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in US Treasury bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Manager wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risks: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

Economic and Political Events Risks: Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks: The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation. At times the Fund may hold a concentrated position in the banking and financial sector, therefore the Funds’ performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks and Value Investing Risks: The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as growth stocks, small cap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk: The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The Fund’s Class A and Class B Shares commenced operations on May 7, 2010 , As a result, the Fund’s Class A and Class B Shares have not completed a full calendar year, as required, to include a bar chart and comparative calendar year performance.

U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND	Class A Ticker Symbol: CAUAX
Class B Ticker Symbol: CAUBX

Investment Objective
The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold Class A and Class B shares of the Fund.

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Shelton Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of this Prospectus on page 9 and in the “Investment Management and Other Services” section on page 20 of the Fund’s statement of additional information.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees U.S. Government Securities Fund (USD $)	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of purchase price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
Maximum Account Fee (applies to accounts with balances of less than $10,000)	10.00	10.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Government Securities Fund		Class A	Class B
Management fees		0.50%	0.25%
Distribution (12b-1) fees		0.25%	0.50%
Other expenses		0.36%	0.86%
Total annual operating expenses		1.11%	1.61%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%	1.49%
[1]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Class A Shares and Class B Shares of the Fund to the extent that total annual fund operating expenses exceed 0.99% for the Class A Shares or 1.49% for the Class B Shares until January 4, 2013. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	779	1,026	1,734
Class B	452	596	865	1,901

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	550	779	1,026	1,734
Class B	152	496	865	1,901

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.00% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, the Fund’s manager generally seeks to target the Fund’s dollar weighted average portfolio duration in a range between three to twelve years. During periods where alternative investments such as stocks and money market instruments out perform bonds, the Fund’s manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative strategies.

The Fund’s manager seeks to purchase securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities will provide the best balance between risk and return within the Fund’s range of allowable investments. Generally, the manager selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. The Fund’s manager generally will consider selling such securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objective.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The Fund’s Class A and Class B Shares are commenced operations on May 7, 2010. As a result, the Fund’s Class A and Class B Shares have not completed a full calendar year, as required, to include a bar chart and comparative calendar year performance.